STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2019
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of Impact on Classification and Measurement of Financial Instruments
The following table summarises the impact on the classification and measurement of the Group’s financial instruments at July 1, 2018:

Presented in statement of financial position	IAS 39 Classification	IFRS 9 Classification	Reported $	Restated $
Cash and cash equivalents	Loans and receivables	Amortised cost	No change	No material impact
Trade and other receivables	Loans and receivables	Amortised cost	No change	No material impact
Trade and other payables	Loans and payables	Amortised cost	No change	No material impact

Australian Accounting Standards and Interpretations Recently Issued But Not Yet Effective
International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the annual reporting period ended June 30, 2019.  Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group's financial statements:

Standard or Interpretation	Application Date of Standard	Application Date for Group
IFRS 16 Leases	January 1, 2019	July 1, 2019
Interpretation 23 Uncertainty over Income Tax Treatments	January 1, 2019	July 1, 2019
Annual Improvements to IFRS Standards 2015–2017 Cycle	January 1, 2019	July 1, 2019
Amendments to IAS 19 Employee Benefits – Plan Amendment, Curtailment or Settlement	January 1, 2019	July 1, 2019

Depreciation on Property, Plant and Equipment	Depreciation is provided on a straight-line basis on all property, plant and equipment.
	2019	2018	2017
Major depreciation periods are:
Plant and equipment:	5 years	5 years	5 years